Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 3,771	£ 3,444
Deferred tax liabilities	(8)	(15)
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,972	2,709
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	799	735
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,908	2,049
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,380	886
Other territories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 483	£ 509